Federated Investors
World-Class Investment Manager

Federated Municipal Opportunities Fund, Inc.

Established 1987

16TH SEMI-ANNUAL REPORT

February 28, 2003

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated Municipal Opportunities Fund, Inc.

President's Message

Dear Fellow Shareholder:

This is the 16th Semi-Annual Report for Federated Municipal Opportunities Fund, Inc., which was created in 1987 for investors seeking a high level of tax-exempt income.1 The fund invests in over 200 medium and lower quality long-term municipal bonds, including revenue bonds, refunding issues and the general obligation bonds of various states and municipalities, with attractive tax-free coupon rates.2 The fund serves over 6,900 shareholders, and total assets exceed $420 million.

This report covers the six-month reporting period from September 1, 2002 through February 28, 2003, and it opens with an interview with fund manager Mary Jo Ochson, CFA, Senior Vice President of Federated Investment Management Company. Following her discussion of fund performance and investment strategy are two additional items of shareholder interest: a complete listing of the fund's municipal bond holdings and the publication of the fund's financial statements.

The attractiveness of tax-free income for both individual and institutional investors has certainly helped the fund's growth in assets. In contrast to equities, municipal bonds have served investors by offering lower risk investment opportunities and providing generous monthly tax-free income to spend or reinvest in fund shares for future income needs.

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

2 Lower-rated bonds involve a higher degree of risk than investment-grade bonds in return for higher-yield potential.

As of February 28, 2003, the fund's 30-day current Securities and Exchange Commission (SEC) net yield for Class A Shares was 5.16% based on offering price.3 This was the equivalent of a 8.40% yield on a taxable bond investment for an investor in the 38.6% federal income bracket and equivalent to taxable yields of 7.94% and 7.37% for investors in the 35.0% and 30.0% federal tax brackets, respectively.

Individual share class total return performance for the six-month reporting period, including income distributions, follows.4

	Net Asset Value Change	Income	Total Return
Class A Shares	$9.73 to $9.68 = (0.51)%	$0.282	2.44%
Class B Shares	$9.73 to $9.67 = (0.62)%	$0.246	1.95%
Class C Shares	$9.73 to $9.67 = (0.62)%	$0.246	1.95%
Class F Shares	$9.73 to $9.68 = (0.51)%	$0.282	2.44%

In addition to providing good performance and valuable tax benefits, municipal bonds tend to be effective diversifiers for portfolios because they often react differently to market conditions than other asset classes. Professionally managed municipal bond funds are often the best choice for investors interested in this segment of the market, as investing in individual municipal bonds can be cumbersome and expensive. A municipal bond manager has the expertise and tools to find the right issues at the right price.

3 The 30-day current SEC net yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized. The 30-day current SEC net yield as of February 28, 2003, for Class B, C, and F Shares was 4.66%, 4.66% and 5.35%, respectively, based on offering price (i.e., less any applicable sales charge). The taxable yield equivalents, based on offering price (i.e., less any applicable sales charge), for investors in the 30.0%, 35.0% and 38.6% federal tax brackets were as follows: Class B Shares--6.66%%, 7.17%, and 7.59%, respectively; Class C Shares--6.66%, 7.17%, and 7.59%, respectively; and Class F Shares--7.64%, 8.23%, and 8.71%, respectively.

4 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance is available at our website www.federatedinvestors.com or by calling 1-800-341-7400. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, C, and F shares were (2.19)%, (3.51)%, 0.96%, and 0.41%, respectively.

You may want to consider reinvesting your monthly dividend income as a convenient, sensible way to build the value of your account and also to help your shares increase through compounding. For more information about systematic investing, contact your investment representative.5

Thank you for entrusting a portion of your wealth to Federated Municipal Opportunities Fund, Inc. As always, we welcome your comments and questions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
April 15, 2003

5 Systematic investing does not ensure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

Mary Jo Ochson, CFA

Senior Vice President

Federated Investment Management Company

Investment Review

How would you describe the environment for municipal bonds during the first half of the fund's fiscal year?

During the first four months of the reporting period, municipal market yields were very choppy. The 10-year AAA-rated municipal bond yield declined steadily during the third quarter of 2002, from 4.02% at the start of the quarter to 3.31% by the end of September. The 10-year AAA-rated bond yield faded to 3.96% by late October, rallied to 3.49% by November, then ended the year in December at 3.53%. In early January 2003, the 10-year AAA-rated bond yield rose slightly for a few weeks before falling steadily to end the reporting period at 3.56% on February 28. Despite the day-to-day choppiness, yields in the reporting period were range bound, ending only slightly higher. The wide swings were related to concerns about war with Iraq and the unsettled equity market.

Issuance of municipal bonds remained strong throughout the fund's reporting period. According to The Bond Buyer, a daily publication specializing in fixed-income securities, new issuance surged to a record $357 billion in 2002. This was a 25% increase from 2001 levels. During the first two months of 2003, issuance was $52.3 billion versus $42.6 billion for the same period last year. Historically, there has been a fairly strong correlation between municipal supply and the municipal-to-treasury yield ratio (M/T ratio). In periods of peak supply, the M/T ratio rises. The average 10-year M/T ratio rose from an already high level of 96% to 98% during the reporting period.

How did Federated Municipal Opportunities Fund, Inc. perform during the reporting period, and what factors influenced performance?

For the six-month reporting period ended February 28, 2003, the fund's Class A, B, C, and F shares produced total returns of 2.44%, 1.95%, 1.95%, and 2.44%, respectively. These returns exceeded the 1.31% average return of the fund's Lipper High Yield Municipal Debt Funds peer group.1

In terms of income, the fund's Class A, B, C, and F shares paid total monthly dividends per share of $0.282, $0.246, $0.246 and $0.282, respectively. The 30-day current SEC net yields as of February 28, 2003 for Class A, B, C, and F shares were 5.16%, 4.66%, 4.66%, and 5.35%, respectively, based on offering price. This performance is favorable when compared to the taxable equivalents, based on offering price, for investors in the following federal tax brackets:

	30.0%	35.0%	38.6%
Class A Shares	7.37%	7.94%	8.40%
Class B Shares	6.66%	7.17%	7.59%
Class C Shares	6.66%	7.17%	7.59%
Class F Shares	7.64%	8.23%	8.71%
What were the drivers of performance over the reporting period?

Sector and individual security selection were the main drivers of performance. The fund overweighted the hospital sector, which was the best performing sector during the six-month reporting period. The fund's positions in secured airlines and individual continuing care retirement center issues also contributed to outperformance. The fund's duration2 was also longer than the Lehman Brothers High Yield Bond Index,3 but about neutral to its peer group, the Lipper High Yield Municipal Debt Funds.

1 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. Lipper figures do not take sales charges into account.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

3 The Lehman Brothers High Yield Bond Index is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100 million, and at least one year to maturity. Investments cannot be made in an index.

What were the fund's top five holdings as of February 28, 2003?
Issuer/Coupon/Maturity	Percentage of Net Assets
District of Columbia Revenue Bonds, 5.625%, (American University)/(AMBAC INS), due 10/1/2026	3.63%
Indianapolis, IN, Airport Authority, Special Facilities Revenue Bonds, 7.10% (FedEx Corp.), due 1/15/2017	3.05%
California State UT GO Bonds, 5.00% (MBIA INS), due 6/1/2012	2.87%
Merrill Lynch Puttable FLOATs/RITES Trust, Tax Exempt Receipts (Series PPT-33), 12.265%, due 1/1/2032	2.53%
Springfield, TN, Health & Educational Facilities Board, Hospital Revenue Bonds, 8.50% (NorthCrest Medical Center), due 4/1/2024	2.27%
How were the fund's assets allocated in terms of credit quality at the end of the reporting period?4

Although a significant percentage of the portfolio consisted of unrated bonds, the portfolio's average quality was BBB as of February 28, 2003, with the quality breakdown as follows:

Percentage of Net Assets
AAA	12.1%
AA	2.4%
A	4.7%
BBB	20.1%
BB	6.1%
B	5.2%
Non-Rated	47.4%
What is your outlook for municipal bonds in 2003?

The performance of the U.S. economy in 2003 is going to be very difficult to forecast. Numerous variables that will have a significant effect on consumer sentiment, business capital spending and the Federal Reserve Board's policy have yet to be clarified. War with Iraq, terrorism, corporate scandals and the health of the European and Asian economies are just a few of the more important issues to be considered.

4 Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risks.

The municipal yield curve is expected to revert to a more normal, flatter configuration. The short/intermediate portion of the yield curve will be more susceptible to underperformance as this flattening occurs. The relatively strong demand for municipal debt by both individual and institutional investors should continue in light of ongoing global geopolitical tensions and market volatility. Municipal bonds will continue to be a low volatility alternative to stocks and corporate bonds, which should help to keep demand high.

How might the passage of President Bush's proposal to eliminate individual taxes on corporate dividends impact municipal bond investors?

At this time, it is not certain Congress will approve the President's plan. If his plan does become law, it is unlikely to diminish the attractiveness of municipal securities. Stocks and municipal bonds are not interchangeable investments, and both asset classes have their place in a diversified portfolio. Municipal bonds do, however, currently offer considerable income advantages over stocks. Stock dividends are much less predictable than municipal dividends. Municipal bonds also are generally high-quality, lower-risk investments. About two-thirds of the municipal market carries a high AAA credit rating. Local governments back municipal debt, so there is less risk to principal.

What are your thoughts for shareholders on the value of continuing to invest in the fund?

The monthly dividends paid by Federated Municipal Opportunities Fund, Inc. can be taken as cash or reinvested in the fund. During the prolonged bear market, many investors have rediscovered the importance of having a strong income component in their portfolios. The fund also capably diversifies domestic equity or other fixed-income holdings in investor portfolios.5

Investors in the fund who want to play a more active role in building their fund accounts should consider using a systematic investment approach. Making regular monthly, quarterly or yearly contributions to a fund account can be a convenient way for shareholders to add shares and grow investments through both favorable and challenging markets. Regular investing demands time and discipline, but the results can be attractive.

If you are not already doing so, we recommend you start a plan to invest systematically. Committing small amounts of money to mutual fund investments regularly over time can provide an opportunity to build wealth for the long term.

5 Diversification does not assure a profit or protect against loss.

Portfolio of Investments

February 28, 2003 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--96.8%
		Alabama--0.3%
$1,000,000		Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, Revenue Bonds (Series A), 5.875% (Baptist Health System, Inc.)/(Original Issue Yield: 6.125%), 11/15/2024	NR/A3		$1,046,220
150,000	[2]	West Jefferson Amusement & Public Park Authority, AL, First Mortgage Revenue Bonds, 6.375% (Visionland, AL Project)/(Original Issue Yield: 6.528%), 2/1/2029	NR		19,500

		TOTAL			1,065,720

		Alaska--0.3%
1,440,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, 5.875% (Upper Lynn Canal Regional Power Supply System)/(Original Issue Yield: 6.00%), 1/1/2032	NR		1,146,125
80,000		Alaska State Housing Finance Corp., COL Home Mortgage Revenue Bonds (Series B-1), 6.90% (GNMA LOC), 6/1/2032	AAA/Aaa		81,026

		TOTAL			1,227,151

		Arizona--1.7%
500,000		Arizona Health Facilities Authority, Hospital System Revenue Bonds, 6.375% (John C. Lincoln Health Network), 12/1/2037	BBB/NR		514,450
4,985,000		Gilbert, AZ, IDA, Revenue Bonds (Series 1999A), 5.85% (Southwest Student Services Corp.)/(Original Issue Yield: 5.90%), 2/1/2019	NR		4,856,437
2,285,000	[3]	Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds (Series 1999A), 7.50% (Rainbow Valley Landfill Project), 12/1/2020	NR		1,677,121

		TOTAL			7,048,008

		Arkansas--0.5%
2,000,000		Arkansas Development Finance Authority, Hospital Revenue Bonds (Series 2000), 7.375% (Washington Regional Medical Center)/(Original Issue Yield: 7.50%), 2/1/2029	BBB-/Baa3		2,184,700

		California--4.6%
11,000,000		California State, UT GO Bonds, 5.00% (MBIA INS), 6/1/2012	AAA/Aaa		12,054,130
1,980,000	[3,4]	California Statewide Communities Development Authority, Multifamily Housing Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2029	NR		1,888,880
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,000,000	[3,4]	California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031	NR		$1,011,970
2,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039	A/A1		1,974,380
1,000,000		Los Angeles, CA, Regional Airport Improvement Corp., Facilities Sublease Refunding Revenue Bonds (Series 2002B), 7.50% (American Airlines, Inc.)/(Original Issue Yield: 7.929%), 12/1/2024	BB-/Caa2		715,030
350,000		San Bernardino County, CA, Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	NR		345,478
500,000		San Dimas, CA, Housing Authority, Mobile Home Park Revenue Bonds (Series 1998A), 5.70% (Charter Oak Mobile Home Estates Acquisition Project)/(Original Issue Yield: 5.90%), 7/1/2028	NR		484,975
1,000,000		Western Hills Water District, CA, Special Tax Revenue Bonds, 6.875% (Diablo Grande Community Facilities No. 1)/(Original Issue Yield: 6.954%), 9/1/2031	NR		1,021,390

		TOTAL			19,496,233

		Colorado--2.7%
1,500,000		Aspen Grove, CO, Business Improvement District, LT GO Bonds (Series 2001), 7.625%, 12/1/2025	NR		1,584,240
1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25% (Platte River Academy)/(Original Issue Yield: 7.40%), 3/1/2022	NR/Ba2		1,004,250
500,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25% (Platte River Academy)/(Original Issue Yield: 7.50%), 3/1/2032	NR/Ba2		498,910
1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.375% (Frontier Academy)/(Original Issue Yield: 7.50%), 6/1/2031	NR/Ba1		1,006,580
1,500,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2001), 7.625% (Peak to Peak Charter School Project)/(Original Issue Yield: 8.00%), 8/15/2031	NR/Ba2		1,529,370
2,245,000		Colorado HFA, SFM Revenue Bonds (Series 1997C-2), 6.875%, 11/1/2028	NR/Aa2		2,313,922
600,000		Deer Creek Metropolitan District, CO, UT GO Bonds, 7.625% (United States Treasury GTD), 12/1/2019	AAA/NR		779,424
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Colorado--continued
$500,000		Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 6.00% (Original Issue Yield: 6.05%), 12/1/2031	BBB+/Baa2		$507,250
2,000,000		Sterling Hills West Metropolitan District, LT GO Bonds (Series 2110B), 8.00%, 12/1/2021	NR		2,003,180

		TOTAL			11,227,126

		Connecticut--0.7%
3,000,000		Connecticut Development Authority, PCR Refunding Bonds (Series A), 5.85% (Connecticut Light & Power Co.), 9/1/2028	BBB/A3		3,152,640

		District of Columbia--3.6%
14,000,000		District of Columbia, Revenue Bonds, 5.625% (American University)/(AMBAC INS)/(Original Issue Yield: 5.90%), 10/1/2026	AAA/Aaa		15,274,700

		Florida--6.9%
2,000,000		Capital Projects Finance Authority, FL, Continuing Care Retirement Community Revenue Bonds, 8.00% (Glenridge on Palmer Ranch)/(Original Issue Yield: 8.125%), 6/1/2032	NR		1,925,520
6,000,000		Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		6,192,600
5,375,000	[3,4]	Florida State Department of Environmental Protection, Residual Interest Tax-Exempt Securities (PA-967), 9.449% (FSA INS), 7/1/2013	NR		6,575,829
1,960,000		Harbor Bay, FL, Community Development District, Special Assessment Capital Improvement Revenue Bonds (Series 2001B), 6.35%, 5/1/2010	NR		1,990,752
1,000,000		Highlands County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.00% (Adventist Health System)/(Original Issue Yield: 6.026%), 11/15/2031	A-/A3		1,055,670
1,145,000		Lee County, FL HFA, SFM Step Coupon Revenue Bonds, 6.85% (GNMA Collateralized Home Mortgage Program COL), 3/1/2029	NR/Aaa		1,186,380
2,000,000		Lee County, FL, IDA, Health Care Facilities Revenue Bond (Series A), 6.75% (Cypress Cove at Healthpark)/(Original Issue Yield: 6.98%), 10/1/2032	NR		1,961,440
980,000		Mediterra North Community Development District, FL, Capital Improvement Revenue Bonds (Series A), 6.80%, 5/1/2031	NR		1,004,382
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Florida--continued
$1,000,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019	BB/Ba3		$913,000
1,460,000	[3,4]	Orange County, FL HFA, Multifamily Housing Revenue Bonds (Series 1999B), 6.50% (Palm West Apartments Project), 3/1/2034	NR		1,350,792
1,000,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds (Series 2001A), 6.95% (Original Issue Yield: 7.00%), 5/1/2033	NR		1,020,020
905,000		Orlando, FL, Urban Community Development District, Capital Improvement Revenue Bonds (Series 2001B), 6.40% (Original Issue Yield: 6.50%), 5/1/2010	NR		914,530
1,000,000		Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A), 7.375%, 5/1/2033	NR		1,006,600
2,000,000		St. Johns County, FL, IDA, Health Care Revenue Bonds (Series 1999), 8.00% (Glenmoor at St. Johns Project)/(Original Issue Yield: 8.10%), 1/1/2030	NR		1,978,320

		TOTAL			29,075,835

		Georgia--1.9%
2,000,000		Atlanta, GA, Tax Allocation Bonds (Series 2001), 7.75% (Atlantic Station Project)/(Original Issue Yield: 7.90%), 12/1/2014	NR		2,068,040
4,100,000		Augusta, GA, HFA, Multifamily Housing Refunding Revenue Bonds, 6.55% (Forest Brook Apartments), 12/1/2030	NR		4,037,639
1,640,000		Forsyth County, GA Hospital Authority, Revenue Anticipation Certificates (Series 1998), 6.375% (Georgia Baptist Health Care System)/(Original Issue Yield: 6.45%), 10/1/2028	NR		1,960,817

		TOTAL			8,066,496

		Hawaii--0.6%
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00% (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012	NR		1,013,340
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033	NR		997,990
470,000		Hawaii State Department of Transportation, Special Facility Refunding Revenue Bonds (Series 2000), 7.00% (Continental Airlines, Inc.)/(Original Issue Yield: 7.20%), 6/1/2020	B+/B3		336,605

		TOTAL			2,347,935

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Idaho--0.7%
$2,000,000		Idaho Health Facilities Authority, Refunding Revenue Bonds (Series 1999A), 7.875% (Valley Vista Care Corp. Obligated Group)/(Original Issue Yield: 8.10%), 11/15/2029	NR		$1,970,040
240,000		Idaho Housing Agency, SFM Revenue Bonds (Series A), 7.50% (FHA GTD), 7/1/2024	AA/NR		242,686
675,000		Idaho Housing Agency, SFM Revenue Bonds (Series F-2), 7.80% (FHA GTD), 1/1/2023	AA/NR		676,370

		TOTAL			2,889,096

		Illinois--1.5%
615,000		Chicago, IL, SFM, Collateralized SFM Revenue Bonds (Series A), 7.25% (GNMA COL), 9/1/2028	NR/Aaa		641,746
4,945,000		Illinois Health Facilities Authority, Hospital Revenue Bonds (Series A), 9.25% (Edgewater Hospital & Medical Center, IL)/(United States Treasury GTD), 7/1/2024	NR/#Aaa		5,523,614

		TOTAL			6,165,360

		Indiana--5.4%
510,000		Beech Grove, IN, EDRB, 8.75% (Westvaco Corp.), 7/1/2010	BBB/Baa2		517,273
1,000,000		Goshen, IN, Revenue Bonds (Series 1998), 5.75% (Greencroft Obligated Group)/(Original Issue Yield: 5.87%), 8/15/2028	NR		887,980
3,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2001A), 6.375% (Community Foundation of Northwest Indiana)/(Original Issue Yield: 6.68%), 8/1/2031	BBB-/NR		2,999,430
2,000,000		Indiana Health Facility Financing Authority, Revenue Refunding Bonds (Series 1998), 5.625% (Greenwood Village South Project)/(Original Issue Yield: 5.802%), 5/15/2028	BBB-		1,708,620
3,000,000	[3,4]	Indiana Port Commission, Port Facility Revenue Refunding Bonds, 6.875% (Cargill, Inc.), 5/1/2012	NR/A1		3,058,260
12,000,000		Indianapolis, IN, Airport Authority, Special Facilities Revenue Bonds, 7.10% (FedEx Corp.)/(Original Issue Yield: 7.178%), 1/15/2017	BBB/Baa2		12,819,840
1,000,000		South Bend, IN, EDRB (Series 1999A), 6.25% (Southfield Village)/(Original Issue Yield: 6.375%), 11/15/2029	NR		891,100

		TOTAL			22,882,503

		Iowa--0.4%
1,785,000		Wapello County, IA, Revenue Bonds, 6.25% (Ottumwa Regional Health Center)/(Original Issue Yield: 6.40%), 10/1/2022	BBB/NR		1,846,654

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Kansas--1.5%
$1,395,000	[3]	Kansas Development Finance Authority, Multifamily Housing Revenue Bonds (Series 1998K), 6.375% (Pioneer Olde Town Apartments), 10/1/2017	NR		$1,317,187
50,000		Manhattan, KS, IRB (Series 1999), 6.25% (Farrar Corporation Project), 8/1/2006	NR		48,989
1,625,000		Manhattan, KS, IRB (Series 1999), 7.00% (Farrar Corporation Project), 8/1/2014	NR		1,538,745
1,000,000		Olathe, KS, Senior Living Facility Revenue Bonds (Series 2000A), 8.00% (Aberdeen Village, Inc.)/(Original Issue Yield: 8.25%), 5/15/2030	NR		1,022,990
1,915,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA Collateralized Home Mortgage Program COL), 6/1/2029	NR/Aaa		2,202,997

		TOTAL			6,130,908

		Kentucky--1.6%
3,500,000		Kenton County, KY, Airport Board, Special Facilities Revenue Bonds (Series A), 7.50% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.60%), 2/1/2020	BB/Ba3		2,892,085
2,000,000		Kentucky EDFA, Hospital System Refunding Revenue Bonds, 5.875% (Appalachian Regional Health Center)/(Original Issue Yield: 5.92%), 10/1/2022	BB-/NR		1,759,800
2,000,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.97%), 10/1/2028	A-		2,080,780

		TOTAL			6,732,665

		Louisiana--5.8%
3,000,000		De Soto Parish, LA, Environmental Improvement Authority, Revenue Bonds, 7.70% (International Paper Co.), 11/1/2018	BBB/Baa2		3,185,520
2,800,000		Lake Charles, LA, Harbor & Terminal District, Port Facilities Revenue Refunding Bond, Trunkline Lining Co Project, 7.75% (PanEnergy Corp.), 8/15/2022	NR/Baa2		2,930,760
2,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, Housing Bond Anticipation Notes, 6.25% (Kingston Point), 12/15/2003	NR		2,000,060
1,980,000		Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake Charles Memorial Hospital)/(Original Issue Yield: 8.75%), 12/1/2030	NR		1,792,415
5,645,000		St. Charles Parish, LA, PCR Bonds, 7.50% (Louisiana Power & Light Co.)/(Original Issue Yield: 7.542%), 6/1/2021	BBB+/Baa2		5,731,312
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Louisiana--continued
$3,650,000		St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds (Series A), 7.00% (Louisiana Power & Light Co.)/(Original Issue Yield: 7.04%), 12/1/2022	BBB+/Baa2		$3,735,191
3,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Agrico)/(Original Issue Yield: 7.75%), 10/1/2022	NR		2,909,040
2,000,000		West Feliciana Parish, LA, PCR Refunding Bonds (Series 1999B), 6.60% (Entergy Gulf States, Inc.), 9/1/2028	BB+/Ba1		2,035,800

		TOTAL			24,320,098

		Maine--0.5%
1,000,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bond (Series A), 7.50% (Piper Shores), 1/1/2019	NR		1,033,150
1,000,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bonds (Series A), 7.55% (Piper Shores), 1/1/2029	NR		1,025,860

		TOTAL			2,059,010

		Maryland--0.4%
2,000,000		Maryland Economic Development Corp., Senior Lien Revenue Bonds (Series 1999B), 7.75% (Chesapeake Bay Conference Center Project), 12/1/2031	NR		1,789,540

		Massachusetts--2.5%
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.75% (Caritas Christi Obligated Group)/(Original Issue Yield: 5.80%), 7/1/2028	BBB/Baa2		1,827,120
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002B), 9.20% (Civic Investments), 12/15/2031	NR		2,191,920
500,000	[3,4]	Massachusetts Water Resources Authority, RITES (PA 999-R-B), 9.9985%, 8/1/2015	NR		626,905
1,305,000	[3,4]	Massachusetts Water Resources Authority, RITES (PA-999-R-A), 9.9985%, 8/1/2014	NR		1,649,129
1,715,000	[3,4]	Massachusetts Water Resources Authority, RITES (Series 999-R-C), 9.9985%, 8/1/2019	NR		2,066,832
1,805,000	[3,4]	Massachusetts Water Resources Authority, RITES (Series 999-R-D), 9.9985%, 8/1/2020	NR		2,153,690

		TOTAL			10,515,596

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Michigan--1.0%
$1,000,000		Delta County, MI, Economic Development Corp., Environmental Improvement Refunding Revenue Bonds (Series 2002B), 6.45% (MeadWestvaco Corp.), 4/15/2023	BBB/Baa2		$1,010,200
1,735,000		Island City Academy, MI, COPs, 7.25%, 8/1/2029	NR		1,633,294
1,000,000	[2]	Michigan Strategic Fund, Resource Recovery Limited Obligation Revenue Bonds, 6.90% (Central Wayne Energy Recovery LP), 7/1/2019	NR		355,000
1,000,000	[2]	Michigan Strategic Fund, Resource Recovery Limited Obligation Revenue Bonds, 7.00% (Central Wayne Energy Recovery LP), 7/1/2027	NR		353,750
1,000,000		Mosaica Academy of Saginaw, MI, COPs, 7.00%, 6/1/2029	NR		903,340

		TOTAL			4,255,584

		Minnesota--3.5%
4,000,000		Becker, MN, PCR Bonds, 8.50% (Northern States Power Co. MN), 4/1/2030	BBB+/A3		4,448,200
40,000		Dakota County, MN, Housing & Redevelopment Authority, SFM Revenue Bonds, 7.20% (GNMA GTD), 12/1/2009	AAA/NR		40,150
2,000,000		Minneapolis, MN, Health Care System, Revenue Bonds (Series 2002A), 5.75% (Allina Health System, MN), 11/15/2014	NR/A3		2,176,440
170,000		Minneapolis, MN, Multifamily Housing Authority, Multifamily Housing Revenue Bonds, 7.125% (Seward Towers)/(GNMA COL), 12/20/2010	AAA/NR		171,482
1,000,000		Minneapolis/St. Paul, MN, Airport Commission, Special Facilities Revenue Bonds (Series B), 6.50% TOBs (Northwest Airlines, Inc.), Mandatory Tender 4/1/2005	NR		926,150
5,765,000		St. Paul, MN, Housing & Redevelopment Authority, Hospital Revenue Refunding Bonds (Series A), 6.625% (Healtheast, MN)/(Original Issue Yield: 6.687%), 11/1/2017	BB-/Ba2		5,118,455
2,000,000		St. Paul, MN Housing & Redevelopment Authority, Revenue Bonds (Series 2002B), 7.00% (Upper Landing Project)/(Original Issue Yield: 7.05%), 3/1/2029	NR		1,994,040

		TOTAL			14,874,917

		Mississippi--0.6%
2,500,000		Mississippi Business Finance Corp., PCR Bonds, 5.875% (System Energy Resources, Inc.)/(Original Issue Yield: 5.934%), 4/1/2022	BBB-/Ba1		2,421,850

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Missouri--0.9%
$2,445,000	[3]	Kansas City, MO, IDA, Multifamily Housing Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030	NR		$2,359,547
1,000,000		St. Joseph, MO IDA, Healthcare Revenue Bonds, 7.00% (Living Community St. Joseph Project), 8/15/2032	NR		996,000
500,000		West Plains, MO, IDA, Hospital Revenue Bonds, 6.75% (Ozarks Medical Center)/(Original Issue Yield: 6.78%), 11/15/2024	BB+/NR		504,860

		TOTAL			3,860,407

		Multi State--3.4%
1,500,000	[3,4]	Charter Mac Equity Issuer Trust, Pfd., 7.60%, 11/30/2010	NR		1,627,560
10,050,000	[3,4]	Merrill Lynch Puttable FLOATs/RITES Trust, Tax Exempt Receipts (Series PPT-33), 12.265%, 1/1/2032	NR		10,622,348
2,000,000	[3,4]	Muni Mae Tax Exempt Bond Subsidiary LLC, Pfd., 7.75%, 6/30/2050	NR		2,169,000

		TOTAL			14,418,908

		Nevada--1.0%
2,110,000		Clark County, NV, IDRB (Series 1997A), 5.90% (Nevada Power Co.), 11/1/2032	B-/NR		1,790,820
995,000		Clark County, NV, Improvement District, Local Improvement Bonds (Series 2001), 6.875% (Special Improvement District No. 132)/(Summerlin South Area)/(Original Issue Yield: 6.92%), 2/1/2021	NR		1,025,954
1,300,000		Director of the State of Nevada Department of Business and Industry, 2nd Tier Revenue Bonds (Series 2000), 7.375% (Las Vegas Monorail Project)/(Original Issue Yield: 7.75%), 1/1/2040	NR		1,247,558

		TOTAL			4,064,332

		New Jersey--1.7%
1,250,000		New Jersey EDA, Retirement Community Revenue Bonds (Series A), 8.25% (Seabrook Village)/(Original Issue Yield: 8.50%), 11/15/2030	NR		1,322,288
2,000,000		New Jersey EDA, Retirement Community Revenue Bonds (Series 2001A), 7.25% (Cedar Crest Village, Inc.)/(Original Issue Yield: 7.625%), 11/15/2031	NR		2,000,100
2,550,000		New Jersey EDA, Revenue Bonds (Series 1997A), 5.875% (Host Marriott Corp.), 12/1/2027	NR		2,182,137
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New Jersey--continued
$1,000,000		New Jersey EDA, Special Facilities Revenue Bonds (Series 2000), 7.20% (Continental Airlines, Inc.)/(Original Issue Yield: 7.25%), 11/15/2030	B+/B3		$743,670
1,000,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.625% (Palisades Medical Center)/(Original Issue Yield: 6.67%), 7/1/2031	BBB-/Baa3		1,023,860

		TOTAL			7,272,055

		New Mexico--2.0%
850,000		Bernalillo County, NM, Multifamily, Refunding Housing Revenue Bonds (Series 2001C), 7.50% (Valencia Retirement)/(Sun America, Inc. GTD), 12/1/2021	NR		849,856
2,595,000		Dona Ana County, NM, Multifamily Housing Revenue Bonds (Series 2001A), 7.00% (Montana Meadows Apartments), 12/1/2030	NR		2,596,479
2,000,000		Farmington, NM, PCR Refunding Bonds (Series 1997), 6.375% (Public Service Co., NM), 4/1/2022	BBB-/Baa3		2,047,380
2,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BB+/Ba1		2,026,900
1,250,000		Santa Fe County, NM, Project Revenue Bonds (Series 1998A), 5.625% (El Castillo Retirement Residences)/(Original Issue Yield: 5.828%), 5/15/2025	NR		1,029,650

		TOTAL			8,550,265

		New York--4.8%
2,500,000		Brookhaven, NY, IDA, Senior Residential Housing Revenue Bonds, 6.25% (Woodcrest Estates), 12/1/2023	NR		2,443,200
5,000,000	[3,4]	Metropolitan Transportation Authority, NY, Residual Interest Tax-Exempt Securities (PA-1042R), 9.95671% (MBIA INS), 1/1/2010	NR		6,056,450
695,000		Nassau County, NY, IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North Shore Health System Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011	NR		696,897
1,500,000		New York City, NY, IDA, Industrial Development Revenue Refunding Bonds (Series 1998), 6.00% (Field Hotel Associates LP- JFK Project), 11/1/2028	NR		1,103,580
1,500,000		New York City, NY, IDA, Special Facility Revenue Bonds (Series 2002), 7.625% (British Airways)/(Original Issue Yield: 7.976%), 12/1/2032	BBB-/Ba2		1,282,470
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$2,000,000		New York City, NY, GO Bonds (Series 2002B), 5.375% (Original Issue Yield: 5.48%), 12/1/2020	A/A2		$2,079,120
2,800,000	[3,4]	New York City, NY, Residual Interest Tax-Exempt Securities (PA-1075), 12.50897%, 6/1/2018	A/NR		3,226,692
1,500,000		New York State Dormitory Authority, Revenue Bonds (Series 2000C), 6.00% (Mt. Sinai NYU Health Obligated Group), 7/1/2026	BBB-/Baa3		1,543,215
280,000		New York State Environmental Facilities Corp., PCR State Water Revolving Fund, 7.25% (Original Issue Yield: 7.334%), 6/15/2010	AAA/Aaa		284,267
1,500,000		Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Refunding Bonds (Series 2002B), 5.00%, 11/15/2022	AA-/Aa3		1,550,640

		TOTAL			20,266,531

		North Carolina--0.6%
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.375% (Arbor Acres Community)/(Original Issue Yield: 6.55%), 3/1/2032	NR		507,305
1,990,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 7.625% (Depaul Community Facilities)/(Original Issue Yield: 7.625%), 11/1/2029	NR		2,039,710

		TOTAL			2,547,015

		North Dakota--0.1%
610,000		North Dakota State HFA, SFM Revenue Bonds (Series A), 6.75% (FHA/VA Mortgages COL), 7/1/2012	A+/Aa2		617,229

		Ohio--2.7%
1,500,000		Cleveland-Cuyahoga County, OH, Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.35% (University Heights, OH Public Parking Garage), 12/1/2031	NR		1,532,730
500,000		Franklin County, OH, Health Care Facilities, Revenue Bonds (Series 2001A), 7.125% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 7.35%), 7/1/2029	BBB/NR		531,510
1,680,000		Franklin County, OH, Multifamily Housing Revenue Refunding Bonds (Series 1998B), 6.25% (Jefferson Chase Apartments Project), 11/1/2015	NR		1,478,652
2,500,000	[3,4]	Lorain County, OH, Residual Interest Tax-Exempt Securities (PA-894R-A), 10.19137% (Catholic Healthcare Partners), 10/1/2012	NR		3,093,000
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$2,500,000	[3,4]	Lorain County, OH, Residual Interest Tax-Exempt Securities (PA-894R-B), 10.19137% (Catholic Healthcare Partners), 10/1/2013	NR		$3,046,150
1,500,000		Ohio State Air Quality Development Authority, PCR Refunding Revenue Bonds (Series 1997A), 6.10% (Cleveland Electric Illuminating Co.), 8/1/2020	BBB/Baa2		1,522,965

		TOTAL			11,205,007

		Oklahoma--1.5%
4,585,000		Jackson County, OK, Hospital Authority, Hospital Revenue Refunding Bonds, 7.30% (Jackson County Memorial Hospital, OK)/(Original Issue Yield: 7.40%), 8/1/2015	BB/NR		4,372,806
2,000,000		Langston, OK, EDA, Student Housing Revenue Bonds (Series 2000A), 7.75% (Langston Community Development Corp.)/(Original Issue Yield: 7.90%), 8/1/2030	NR		1,952,160

		TOTAL			6,324,966

		Pennsylvania--9.4%
2,330,000		Allegheny County, PA, HDA, Health Care Facilities Revenue Bonds (Series 1998), 5.875% (Villa St. Joseph of Baden, Inc.)/(Original Issue Yield: 6.02%), 8/15/2018	NR		2,066,570
4,500,000		Allegheny County, PA, HDA, Health System Revenue Bonds (Series 2000), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	B+/B1		5,070,060
1,000,000		Allegheny County, PA, HDA, Revenue Bonds (Series A), 8.75% (Covenant at South Hills)/(Original Issue Yield: 8.80%), 2/1/2031	NR		1,110,110
2,000,000	[3,4]	Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	NR		1,847,500
1,500,000		Allegheny County, PA, IDA, Lease Revenue Bonds (Series 2001), 6.60% (Residential Resources Inc. Project)/(Original Issue Yield: 6.75%), 9/1/2031	BBB-		1,482,900
1,000,000		Bucks County, PA IDA, First Mortgage Health Care Facilities Revenue Bonds (Series 1999), 6.30% (Chandler Hall Health Services Obligated Group)/(Original Issue Yield: 6.40%), 5/1/2029	NR		950,940
1,500,000		Chartiers Valley, PA, Industrial & Commercial Development Authority, First Mortgage Revenue Refunding Bonds (Series 1999), 6.375% (Asbury Health Center)/(Original Issue Yield: 6.52%), 12/1/2024	NR		1,462,815
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$2,000,000		Commonwealth of Pennsylvania, UT GO Bonds (Second Series 2001), 5.00%, 9/15/2018	AA/Aa2		$2,136,060
2,000,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(Original Issue Yield: 7.50%), 1/1/2035	NR		1,977,660
2,785,000		Delaware County, PA Authority, College Revenue Bonds, 7.25% (Eastern College)/(United States Treasury PRF)/(Original Issue Yield: 7.875%), 3/1/2012	NR		2,955,358
1,000,000		Lancaster, PA, IDA, Revenue Bonds (Series 2000A), 7.625% (Garden Spot Village Project)/(Original Issue Yield: 7.84%), 5/1/2031	NR		1,046,360
1,000,000		Lawrence County, PA, IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango Presbyterian SeniorCare Obligated Group)/(Original Issue Yield: 7.75%), 11/15/2031	NR		973,440
2,000,000		Montgomery County, PA, Higher Education and Health Authority, Revenue Bonds, 7.375% (Philadelphia Geriatric Center)/(Original Issue Yield: 7.50%), 12/1/2030	NR		2,012,340
2,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds, 6.25% (National Gypsum Co.), 11/1/2027	NR		1,788,240
500,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.), 11/1/2027	NR		439,880
1,500,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating), 1/1/2009	BBB-/NR		1,529,715
7,500,000		Pennsylvania EDFA, Wastewater Treatment Revenue Bonds (Series A), 7.60% (Sun Co., Inc.)/(Original Issue Yield: 7.653%), 12/1/2024	BBB/Baa2		7,975,275
1,065,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 1996), 7.15% (Thiel College), 5/15/2015	NR		1,262,217
1,500,000		Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (Original Issue Yield: 7.35%), 9/1/2031	NR		1,552,755

		TOTAL			39,640,195

		Puerto Rico--0.6%
1,000,000	[3,4]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 9.995% (AMBAC INS), 1/1/2010	NR		1,338,800
1,000,000	[3,4]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331B), 9.995% (AMBAC INS), 1/1/2011	NR		1,340,000

		TOTAL			2,678,800

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Rhode Island--0.2%
$1,000,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 6.50% (Lifespan Obligated Group)/(Original Issue Yield: 6.70%), 8/15/2032	BBB/Baa2		$1,033,850

		South Carolina--1.2%
6,000,000		Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 1998B)/(Original Issue Yield: 5.80%), 1/1/2025	B-/NR		508,500
15,550,000		Connector 2000 Association, Inc., SC, Toll Road Capital Appreciation Revenue Bonds (Series 1998A)/(Original Issue Yield: 5.85%), 1/1/2034	B-/NR		424,204
1,500,000		South Carolina Jobs-EDA, First Mortgage Health Facilities Revenue Refunding Bonds (Series 1998), 5.70% (The Lutheran Homes of South Carolina, Inc.)/(Original Issue Yield: 5.80%), 5/1/2026	NR		1,288,500
1,500,000		South Carolina Jobs-EDA, Hospital Facilities Improvement Revenue Bonds, Series 2000A, 7.375% (Palmetto Health Alliance)/(Original Issue Yield: 7.55%), 12/15/2021	BBB/Baa2		1,650,420
1,000,000		Tobacco Settlement Revenue Management Authority, SC, Tobacco Settlement Asset-Backed Bonds (Series 2001B), 6.375% (Original Issue Yield: 6.532%), 5/15/2028	A/A1		969,430

		TOTAL			4,841,054

		South Dakota--0.5%
2,000,000		Minnehaha County, SD, Health Facilities, Revenue Bonds (Series 2002A), 7.00% (Bethany Lutheran Home)/(Original Issue Yield: 7.198%), 12/1/2035	NR		1,992,560

		Tennessee--4.8%
1,215,000		Chattanooga, TN, IDB, Industrial Development Refunding Revenue Bonds (Series 1999), 7.00% (Market Street, Ltd. Project), 12/15/2012	NR		1,116,366
1,110,000		Chattanooga, TN, IDB, Industrial Development Refunding Revenue Bonds (Series 1999), 7.00% (Warehouse Row Ltd. Project), 12/15/2012	NR		1,019,890
3,000,000		Elizabethton, TN, Health & Educational Facilities Board, First Mortgage Hospital Revenue Refunding & Improvement Bonds (Series 2000B), 8.00% (Mountain States Health Alliance), 7/1/2033	NR/Baa2		3,379,770
1,000,000		Knox County, TN, Health Education & Housing Facilities Board, Revenue Bonds, 6.375% (Baptist Health System of East Tennessee)/(Original Issue Yield: 6.50%), 4/15/2022	NR/Baa2		1,036,130
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Tennessee--continued
$2,500,000		Springfield, TN, Health & Educational Facilities Board, Hospital Revenue Bonds, 8.25% (NorthCrest Medical Center)/(Original Issue Yield: 8.50%), 4/1/2012	NR/#Aaa		$2,913,275
7,800,000		Springfield, TN Health & Educational Facilities Board, Hospital Revenue Bonds, 8.50% (NorthCrest Medical Center)/(Original Issue Yield: 8.875%), 4/1/2024	NR/#Aaa		9,560,070
1,000,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Original Issue Yield: 6.45%), 9/1/2022	BBB+/NR		1,032,250

		TOTAL			20,057,751

		Texas--6.7%
2,000,000		ABIA Development Corp., TX, Airport Facilities Revenue Bonds (Series 1999), 7.25% (Aero Austin LP)/(Original Issue Yield: 7.50%), 1/1/2025	NR		1,960,060
1,000,000		Austin, TX, Convention Center Enterprises, Inc., First Tier Hotel Revenue Bonds (Series 2001A), 6.70% (Original Issue Yield: 6.75%), 1/1/2032	BBB-/Baa3		1,041,590
2,500,000		Dallas-Fort Worth, TX, International Airport Facility Improvement Corp., Revenue Bonds, 7.625% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.65%), 11/1/2021	BB/Ba3		1,603,875
1,500,000		El Paso, TX, HFDC, Senior Care Facilities Revenue Bonds, 7.75% (Bienvivir Senior Health Services), 8/15/2031	NR		1,505,250
3,000,000		Gulf Coast, TX, Waste Disposal Authority, Revenue Bonds (Series A), 6.875% (Champion International Corp.)/(Original Issue Yield: 7.15%), 12/1/2028	BBB/Baa2		3,084,630
500,000		Gulf Coast, TX, Waste Disposal Authority, Waste Disposal Revenue Bonds (Series 2001), 6.65% (Valero Energy Corp.), 4/1/2032	BBB/Baa2		502,055
1,000,000		Houston, TX Airport System, Special Facilities Revenue Bonds (Series 2001), 7.00% (Continental Airlines, Inc.), 7/1/2029	B+/B3		676,020
1,000,000		Mesquite, TX Health Facilities Development Corp., Retirement Facility Revenue Bonds, 7.625% (Christian Care Centers, Inc.- Greenway Village)/(Original Issue Yield: 7.75%), 2/15/2028	BBB-/NR		1,045,740
2,000,000		North Central TX, HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest Senior Housing Corp. Edgemere Project)/(Original Issue Yield: 7.75%), 11/15/2029	NR		2,049,700
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--continued
$4,200,000		North Central, TX Housing Finance Corp., Housing Revenue Bonds (Series 1999A), 7.00% (Tiffany Square Apartments), 12/1/2031	NR		$4,207,518
2,000,000		Port of Corpus Christi, TX, Authority, PCR Refunding Bonds, 6.70% (CNA Holdings, Inc. (Celanese Project)), 11/1/2030	BBB/Baa2		2,038,340
1,000,000		Tarrant County, TX, HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.89%), 8/15/2018	NR		896,060
1,000,000		Tarrant County, TX,HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.97%), 8/15/2028	NR		842,000
2,000,000		Tarrant County, TX, Housing Finance Corp., Multifamily Housing Revenue Bonds (Series 2002A), 6.25% (Quail Ridge Apartments Project), 9/1/2003	NR		2,038,240
2,000,000		Texas State Affordable Housing Corp., Multifamily Housing Revenue Bonds (Junior Series 2002B), 8.00% (American Housing Foundation)/(Original Issue Yield: 8.365%), 3/1/2032	BBB-/NR		1,951,620
1,485,000	[3,4]	Texas State Affordable Housing Corp., Multifamily Housing Revenue Bonds (Series 2001B), 7.25% (NHT/GTEX Project), 10/1/2031	BBB-/NR		1,487,896
1,000,000		Tom Green County, TX, HFDC, Hospital Revenue Bonds, 6.75% (Shannon Health System)/(Original Issue Yield: 6.85%), 5/15/2021	NR/Baa3		1,049,140

		TOTAL			27,979,734

		Virginia--1.7%
2,000,000		Henrico County, VA, EDA, Residential Care Facility Revenue Refunding Bonds, 6.70% (Virginia United Methodist Homes, Inc.)/(Original Issue Yield: 6.80%), 6/1/2027	NR		2,003,280
1,500,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(Original Issue Yield: 7.625%), 12/1/2032	NR		1,504,050
7,500,000		Pocohontas Parkway Association, VA, Toll Road Capital Appreciation Revenue Bonds (Series B)/(Original Issue Yield: 5.75%), 8/15/2017	BB/NR		2,127,075
16,000,000		Pocohontas Parkway Association, VA, Toll Road Revenue Bonds (Series 1998B)/(Original Issue Yield: 5.90%), 8/15/2029	BB/NR		1,615,360

		TOTAL			7,249,765

		Washington--0.2%
1,000,000		Port of Seattle, WA, IDC, Special Facilities Revenue Bonds (Series 2001), 7.25% (Northwest Airlines, Inc.)/(Original Issue Yield: 7.50%), 4/1/2030	NR		753,570

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Wisconsin--3.2%
$5,000,000	[3,4]	Badger, WI, Tobacco Asset Securitization Corp., Residual Interest Tax-Exempt Securities (PA-1050), 10.677% (Original Issue Yield: 13.011%), 12/1/2021	NR		$4,805,700
1,250,000		Wisconsin State HEFA, Revenue Bonds, 5.80% (Beaver Dam Community Hospitals, Inc.), 8/15/2028	NR		1,025,838
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	A-/A3		1,683,252
1,250,000		Wisconsin State HEFA, Revenue Bonds (Series 1998), 5.70% (United Lutheran Program For The Aging, Inc.)/(Original Issue Yield: 5.778%), 3/1/2028	NR		1,067,200
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 1998), 5.75% (Attic Angel Obligated Group)/(Original Issue Yield: 6.00%), 11/15/2027	NR		862,280
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.375% (Divine Savior Healthcare), 5/1/2026	NR		1,009,790
880,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.50% (Divine Savior Healthcare), 5/1/2032	NR		888,562
2,000,000		Wisconsin State HEFA, Revenue Bonds (Series B), 6.75% (Grant Regional Health Center, Inc.)/(Original Issue Yield: 6.90%), 10/1/2022	NR		1,955,280

		TOTAL			13,297,902

		Wyoming--0.4%
1,500,000		Teton County, WY, Hospital District, Hospital Revenue Bonds, 6.75% (St. John's Medical Center)/(Original Issue Yield: 7.00%), 12/1/2027	NR		1,489,095

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $407,422,992)			407,191,316

		SHORT-TERM MUNICIPALS--1.2%
		Oklahoma--0.6%
2,700,000		Tulsa County, OK, Industrial Authority, (Series 2002A) Daily VRDNs (Montereau in Warren Woods)/(BNP Paribas SA LOC)	AA-/NR		2,700,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Tennessee--0.5%
$2,000,000		Carter County, TN, IDB, (Series 1983) Weekly VRDNs (Inland Container Corp.)/(Temple-Inland, Inc. GTD)	BBB/NR		$2,000,000

		Texas--0.1%
500,000		Harris County, TX, HFDC, (Series 2002) Daily VRDNs (Methodist Hospital, Harris County, TX)	AA/NR		500,000

		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $5,200,000)			5,200,000

		TOTAL INVESTMENTS (IDENTIFIED COST $412,622,992)[5]			$412,391,316

Securities that are subject to the federal alternative minimum tax (AMT) represent 26.1% of the fund's portfolio as calculated based upon total portfolio market value.

1 Please refer to the "Investment Ratings" in the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Non-income producing security.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At February 28, 2003, these securities amounted to $66,397,238 which represents 15.8% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $61,043,383 which represents 14.5% of net assets.

4 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Directors.

5 The cost of investments for federal tax purposes amounts to $412,491,798.

Note: The categories of investments are shown as a percentage of net assets ($420,575,593) at February 28, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COPs	--Certificates of Participation
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bond
FHA	--Federal Housing Administration
FHA/VA	--Federal Housing Administration/Veterans Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Board
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
INS	--Insured
IRB	--Industrial Revenue Bond
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Insurance Association
PCR	--Pollution Control Revenue
PRF	--Prerefunded
RITES	--Residual Interest Tax-Exempt Securities
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $412,622,992)		$412,391,316
Cash		82,811
Income receivable		7,140,181
Receivable for investments sold		725,000
Receivable for shares sold		559,863

TOTAL ASSETS		420,899,171

Liabilities:
Payable for shares redeemed	$151,222
Accrued expenses	172,356

TOTAL LIABILITIES		323,578

Net assets for 43,463,747 shares outstanding		$420,575,593

Net Assets Consist of:
Paid in capital		$462,480,090
Net unrealized depreciation of investments		(231,676)
Accumulated net realized loss on investments		(43,256,742)
Undistributed net investment income		1,583,921

TOTAL NET ASSETS		$420,575,593

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($117,513,796 ÷ 12,142,841 shares outstanding)		$9.68

Offering price per share (100/95.50 of $9.68)[1]		$10.14

Redemption proceeds per share		$9.68

Class B Shares:
Net asset value per share ($118,017,495 ÷ 12,199,753 shares outstanding)		$9.67

Offering price per share		$9.67

Redemption proceeds per share (94.50/100 of $9.67)[1]		$9.14

Class C Shares:
Net asset value per share ($10,606,020 ÷ 1,096,435 shares outstanding)		$9.67

Offering price per share		$9.67

Redemption proceeds per share (99.00/100 of $9.67)[1]		$9.57

Class F Shares:
Net asset value per share ($174,438,282 ÷ 18,024,718 shares outstanding)		$9.68

Offering price per share (100/99.00 of $9.68)[1]		$9.78

Redemption proceeds per share (99.00/100 of $9.68)[1]		$9.58

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2003 (unaudited)

Investment Income:
Interest		$14,439,131

Expenses:
Investment adviser fee	$1,231,388
Administrative personnel and services fee	154,334
Custodian fees	11,904
Transfer and dividend disbursing agent fees and expenses	123,139
Directors'/Trustees' fees	6,362
Auditing fees	8,415
Legal fees	2,873
Portfolio accounting fees	73,268
Distribution services fee--Class B Shares	419,010
Distribution services fee--Class C Shares	39,334
Shareholder services fee--Class A Shares	140,518
Shareholder services fee--Class B Shares	139,670
Shareholder services fee--Class C Shares	13,111
Shareholder services fee--Class F Shares	219,779
Share registration costs	36,736
Printing and postage	26,680
Insurance premiums	411
Taxes	15,393
Miscellaneous	6,362

TOTAL EXPENSES	2,668,687

Net investment income		11,770,444

Realized and Unrealized Loss on Investments:
Net realized loss on investments		(2,407,544)
Net change in unrealized depreciation of investments		(23,569)

Net realized and unrealized loss on investments		(2,431,113)

Change in net assets resulting from operations		$9,339,331

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2003	Year Ended 8/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,770,444	$22,130,972
Net realized loss on investments	(2,407,544)	(4,569,180)
Net change in unrealized appreciation/depreciation of investments	(23,569)	(3,098,164)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,339,331	14,463,628

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,307,505)	(6,029,330)
Class B Shares	(2,862,734)	(4,620,640)
Class C Shares	(267,337)	(497,513)
Class F Shares	(5,193,724)	(10,420,766)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,631,300)	(21,568,249)

Share Transactions:
Proceeds from sale of shares	37,717,241	68,278,715
Net asset value of shares issued to shareholders in payment of distributions declared	6,269,936	11,969,409
Cost of shares redeemed	(33,796,200)	(66,202,475)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,190,977	14,045,649

Change in net assets	7,899,008	6,941,028

Net Assets:
Beginning of period	412,676,585	405,735,557

End of period (including undistributed net investment income of $1,583,921 and $1,444,777, respectively)	$420,575,593	$412,676,585

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2003	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$9.73	$9.91	$9.78	$10.22	$11.04	$10.67
Income From Investment Operations:
Net investment income	0.28	0.55 [2]	0.55	0.56	0.55	0.54
Net realized and unrealized gain (loss) on investments and futures contracts	(0.05)	(0.19)[2]	0.15	(0.44)	(0.82)	0.39

TOTAL FROM INVESTMENT OPERATIONS	0.23	0.36	0.70	0.12	(0.27)	0.93

Less Distributions:
Distributions from net investment income	(0.28)	(0.54)	(0.57)	(0.56)	(0.55)	(0.56)

Net Asset Value, End of Period	$9.68	$9.73	$9.91	$9.78	$10.22	$11.04

Total Return[3]	2.44%	3.79%	7.48%	1.37%	(2.58)%	8.91%

Ratios to Average Net Assets:

Expenses	1.08%[4]	1.08%	1.09%	1.09%	1.07%	1.08%

Net investment income	5.96%[4]	5.68%[2]	5.69%	5.74%	5.14%	4.98%

Expense waiver/reimbursement[5]	--	--	0.01%	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$117,514	$111,642	$106,555	$92,883	$109,297	$112,179

Portfolio turnover	7%	35%	30%	18%	25%	41%

1 Beginning with year ended August 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on long-term debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 5.67% to 5.68%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2003	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$9.73	$9.90	$9.77	$10.22	$11.03	$10.66
Income From Investment Operations:
Net investment income	0.25	0.47 [2]	0.47	0.49	0.47	0.44
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)	(0.17)[2]	0.16	(0.45)	(0.81)	0.40

TOTAL FROM INVESTMENT OPERATIONS	0.19	0.30	0.63	0.04	(0.34)	0.84

Less Distributions:
Distributions from net investment income	(0.25)	(0.47)	(0.50)	(0.49)	(0.47)	(0.47)

Net Asset Value, End of Period	$9.67	$9.73	$9.90	$ 9.77	$10.22	$11.03

Total Return[3]	1.95%	3.11%	6.67%	0.51%	(3.23)%	8.08%

Ratios to Average Net Assets:

Expenses	1.83%[4]	1.83%	1.84%	1.84%	1.82%	1.83%

Net investment income	5.22%[4]	4.94%[2]	4.94%	4.99%	4.39%	4.25%

Expense waiver/reimbursement[5]	--	--	0.01%	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$118,017	$107,348	$91,074	$71,512	$77,440	$47,028

Portfolio turnover	7%	35%	30%	18%	25%	41%

1 Beginning with year ended August 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on long-term debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.93% to 4.94%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2003	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$9.73	$9.90	$9.77	$10.22	$11.03	$10.66
Income From Investment Operations:
Net investment income	0.25	0.48 [2]	0.47	0.48	0.47	0.45
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)	(0.18)[2]	0.16	(0.44)	(0.81)	0.40

TOTAL FROM INVESTMENT OPERATIONS	0.19	0.30	0.63	0.04	(0.34)	0.85

Less Distributions:
Distributions from net investment income	(0.25)	(0.47)	(0.50)	(0.49)	(0.47)	(0.48)

Net Asset Value, End of Period	$9.67	$9.73	$9.90	$ 9.77	$10.22	$11.03

Total Return[3]	1.95%	3.13%	6.66%	0.51%	(3.24)%	8.11%

Ratios to Average Net Assets:

Expenses	1.83%[4]	1.83%	1.84%	1.84%	1.82%	1.83%

Net investment income	5.22%[4]	4.93%[2]	4.94%	4.99%	4.39%	4.24%

Expense waiver/reimbursement[5]	--	--	0.01%	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$10,606	$10,220	$10,953	$8,858	$7,603	$6,269

Portfolio turnover	7%	35%	30%	18%	25%	41%

1 Beginning with year ended August 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on long-term debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.92% to 4.93%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2003	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$9.73	$9.91	$9.78	$10.22	$11.04	$10.67
Income From Investment Operations:
Net investment income	0.28	0.55 [2]	0.55	0.56	0.55	0.55
Net realized and unrealized gain (loss) on investments and futures contracts	(0.05)	(0.19)[2]	0.15	(0.44)	(0.82)	0.38

TOTAL FROM INVESTMENT OPERATIONS	0.23	0.36	0.70	0.12	(0.27)	0.93

Less Distributions:
Distributions from net investment income	(0.28)	(0.54)	(0.57)	(0.56)	(0.55)	(0.56)

Net Asset Value, End of Period	$9.68	$9.73	$9.91	$ 9.78	$10.22	$11.04

Total Return[3]	2.44%	3.79%	7.48%	1.37%	(2.58)%	8.91%

Ratios to Average Net Assets:

Expenses	1.08%[4]	1.08%	1.09%	1.09%	1.07%	1.08%

Net investment income	5.95%[4]	5.68%[2]	5.69%	5.73%	5.14%	4.98%

Expense waiver/reimbursement[5]	--	--	0.01%	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$174,438	$183,467	$197,154	$214,913	$269,667	$317,178

Portfolio turnover	7%	35%	30%	18%	25%	41%

1 Beginning with the year ended August 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on long-term debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 5.67% to 5.68%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2003 (unaudited)

ORGANIZATION

Federated Municipal Opportunities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective is to provide a high level of current income which is generally exempt from the federal regular income tax. The Fund offers four classes of shares: Class A, Class B, Class C and Class F Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each restricted and illiquid security held at February 28, 2003 is as follows:

Security	Acquisition Date	Acquisition Cost
Kansas City, MO, IDA, Multifamily Housing Revenue Bonds	7/27/1999	$2,445,000

Kansas Development Finance Authority, Multifamily Housing Revenue Bonds	10/19/1998	$1,395,000

Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds	6/4/1999	$2,285,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CHANGE IN ACCOUNTING POLICY

Effective September 1, 2001, the Fund adopted the provisions of the revised American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities and to classify gains and losses realized on principal payments received on mortgage-backed securities (pay-down gains and losses) as part of investment income.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/ depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between interest income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization and recognition of paydown gains and losses as part of interest income on the financial statements is as follows:

	As of 9/1/2001		For the Year Ended 8/31/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation/ Depreciation	Net Realized Gain/Loss
Increase (Decrease)	$84,637	$84,637	$37,156	$(28,818)	$(8,338)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

CAPITAL STOCK

At February 28, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class	Number of Par Value Capital Stock Authorized
Class A	500,000,000
Class B	500,000,000
Class C	500,000,000
Class F	500,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 2/28/2003		Year Ended 8/31/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,399,823	$13,479,160	1,582,994	$15,326,788
Shares issued to shareholders in payment of distributions declared	250,543	2,410,376	444,043	4,293,208
Shares redeemed	(979,344)	(9,420,323)	(1,311,878)	(12,686,398)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	671,022	$6,469,213	715,159	$6,933,598

	Six Months Ended 2/28/2003		Year Ended 8/31/2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,929,900	$18,603,824	3,433,371	$33,234,342
Shares issued to shareholders in payment of distributions declared	127,371	1,225,353	205,433	1,986,016
Shares redeemed	(892,869)	(8,581,974)	(1,801,434)	(17,412,153)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	1,164,402	$11,247,203	1,837,370	$17,808,205

	Six Months Ended 2/28/2003		Year Ended 8/31/2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	293,555	$2,836,876	236,339	$2,291,672
Shares issued to shareholders in payment of distributions declared	14,522	139,703	27,542	266,455
Shares redeemed	(262,314)	(2,513,269)	(319,445)	(3,075,349)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	45,763	$463,310	(55,564)	$(517,222)

	Six Months Ended 2/28/2003		Year Ended 8/31/2002
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	290,697	$2,797,381	1,796,794	$17,425,913
Shares issued to shareholders in payment of distributions declared	259,261	2,494,504	560,309	5,423,730
Shares redeemed	(1,377,473)	(13,280,634)	(3,407,022)	(33,028,575)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(827,515)	$(7,988,749)	(1,049,919)	$(10,178,932)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,053,672	$10,190,977	1,447,046	$14,045,649

FEDERAL TAX INFORMATION

At February 28, 2003, the cost of investments for federal tax purposes was $412,491,798. The net unrealized depreciation of investments for federal tax purposes was $100,482. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,446,882 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,547,364.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the amortization/accretion tax elections on fixed income securities.

At August 31, 2002, the Fund had a capital loss carryforward of $36,784,525 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$ 3,648,711

2008	$24,259,223

2009	$ 4,968,940

2010	$ 3,907,651

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to reimburse FSC.

Share Class	Percentage of Average Daily Net Assets
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

For the six months ended February 28, 2003, Class A Shares and Class F Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fee

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended February 28, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $70,355,000 and $48,454,500, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT RISK

Although the Fund has a diversified portfolio, the Fund has 48.4% of its portfolio invested in lower rated and comparable quality unrated high-yield securities. Investments in higher yield securities are accompanied by greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and often subordinated to other creditors of the issuer.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended February 28, 2003, were as follows:

Purchases	$43,353,158

Sales	$28,495,109

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholde rs in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Municipal Opportunities Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313910200
Cusip 313910309
Cusip 313910408
Cusip 313910101

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8040407 (4/03)